Related Parties - Key Management Personnel of Remuneration Expense of Directors and Other Members (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Related Party [Abstract]
Consulting fees, payroll, director fees, bonus and other short-term benefits	$ 2,982	$ 1,357
Share-based payments	467	541
Key management personnel compensation	$ 3,449	$ 1,898